Operating Lease Agreements - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of operating lease by lessee [Line Items]
Operating lease rent payable	$ 62,948		$ 58,365	$ 66,135
Rental expense	9,044		8,837	7,205
Income recognized from leasing activities	$ 2,039,697		$ 1,736,237	$ 1,244,644
Leased office space [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease rent payable		$ 42,523
Leased office space [Member] | Five year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2013-02	2013-02
Operating lease concluding date	2018-01	2018-01
Leased office space [Member] | Three year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2017-05	2017-05
Operating lease concluding date	2020-04	2020-04
Leased office space [Member] | Bottom of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	3 years	3 years
Leased office space [Member] | Top of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	5 years	5 years